Significant Basis Of Preparation And Accounting Policies_Estimated economic useful lives for premises and equipment except for land (Details)	12 Months Ended
Dec. 31, 2017
Buildings used for business purpose
Disclosure of property plant and equipment [Line Items]
Useful Life for property plant and equipment	35 to 57 years
Structures in leased office
Disclosure of property plant and equipment [Line Items]
Useful Life for property plant and equipment	4 to 5 years
Properties for business purpose
Disclosure of property plant and equipment [Line Items]
Useful Life for property plant and equipment	4 to 5 years
Leased assets
Disclosure of property plant and equipment [Line Items]
Useful Life for property plant and equipment	Useful lives of the same kind or similar other premises and equipment